Business Combinations and Divestitures - Clarabridge Acquisition (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recognized Assets and Liabilities
Revenue		€ 34,176	€ 31,207	€ 29,520
Profit after tax	[1]	€ 3,150	€ 5,964	€ 1,708

[1]	From continuing and discontinued operations